Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Jul. 31, 2020 CAD ($)	Jul. 31, 2019 CAD ($)
Current assets
Cash and cash equivalents	$ 184,173	$ 113,568
Restricted funds	8,261	22,350
Short-term investments	0	25,937
Trade receivables	19,426	19,693
Commodity taxes recoverable and other receivables	16,733	15,247
Convertible debentures receivable	0	13,354
Prepaid expenses - current	4,606	10,762
Inventory	64,933	83,854
Biological assets	7,571	7,371
Total current assets	305,703	312,136
Non-current assets
Property, plant and equipment	285,366	258,793
Intangible assets	16,008	127,282
Investment in associate and joint ventures	76,306	52,849
Lease receivable	3,865
License and prepaid royalty - HIP	1,020	1,409
Prepaid expenses	1,392
Long-term investments	3,209	14,277
Goodwill	0	111,877
Total assets	692,869	878,623
Current liabilities
Accounts payable and accrued liabilities	32,451	45,581
Excise taxes payable	7,121	3,494
Warrant liabilities	3,450	493
Lease liability - current	4,772
Term loan	29,930	33,374
Onerous contract	4,763
Total current liabilities	82,487	82,942
Non-current liabilities
Deferred rent liability		946
Deferred tax liability		6,023
Lease liability	24,344	0
Convertible debentures	28,969
Other long-term liabilities	393
Total liabilities	136,193	89,911
Shareholders' equity
Share capital	1,023,788	799,706
Share-based payment reserve	65,746	40,315
Warrant reserve	95,617	60,433
Contributed surplus	27,377
Accumulated deficit	(659,231)	(112,742)
Non-controlling interest	3,379	1,000
Total Shareholders' equity	556,676	788,712
Total equity and liabilities	$ 692,869	$ 878,623